DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt	$ (1,240,583)	$ (1,210,279)
Subtotal (excluding lessor VIE debt)	(844,458)	(715,913)
Deferred finance charges	23,853	20,955
Total debt, net of deferred financing costs	(1,216,730)	(1,189,324)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt	(630,000)	(535,000)
Unsecured Bonds | Long-term debt
Debt Instrument [Line Items]
Total debt	(199,869)	(159,029)
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt	(14,589)	(21,884)
CSSC VIE debt - FLNG Hilli facility | Secured debt
Debt Instrument [Line Items]
Total debt	$ (396,125)	$ (494,366)